FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of fair value of financial instruments [Table Text Block]
At December 31st, 2020

Liabilities:	Level 1	Level 2	Level 3

Canadian dollar common share purchase warrants	—	$0	—

At December 31st, 2019

Liabilities:	Level 1	Level 2	Level 3

Canadian dollar common share purchase warrants	—	$31,888	—

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2020	December 31, 2019
	Canadian dollar	Canadian dollar

Cash and cash equivalents	260,173	36,539
Advances receivable and prepaids	22,353	66,339
Accounts payable and accrued liabilities	(508,573)	(548,604)
Due from related parties	42,619	—
Due to related parties	(355,419)	(1,225,436)
Employee retention allowance	(234,471)	(234,471)
Loans	(33,741)	—
Total foreign currency financial assets and liabilities	(807,060)	(1,905,633)
Foreign exchange rate at December 31	0.7854	0.7699
Total foreign currency financial assets and liabilities in US $	(633,865)	(1,467,147)
Impact of a 10% strengthening of the US $ on net loss	(63,386)	(146,715)

Disclosure of credit risk [Table Text Block]
	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$256,624	$77,696
Advances receivable and prepaid expenses	$236,667	$63,895
	$493,291	$141,591

Disclosure of detailed information about capital management [Table Text Block]
	December 31,	December 31,
	2020	2019
Share capital	$85,147,700	$79,841,286
Reserves	$8,940,059	$8,411,647
Deficit	$(63,209,457)	$(60,965,897)
Common share purchase warrants	$—	$31,888
	$30,878,302	$27,318,924